UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08611

Legg Mason Charles Street Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON CHARLES STREET TRUST, INC.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

FORM N-Q

MARCH 31, 2011

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
SOVEREIGN BONDS - 52.0%
Australia - 8.7%
New South Wales Treasury Corp.	6.000%	4/1/19	9,715,000	AUD	$10,204,764
New South Wales Treasury Corp., Senior Notes	6.000%	4/1/16	36,060,000	AUD	37,925,268
Queensland Treasury Corp., Senior Bonds	6.250%	2/21/20	4,259,000	AUD	4,470,934

Total Australia					52,600,966

Brazil - 2.9%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/21	33,854,000	BRL	17,587,471

Canada - 4.0%
Canadian Government Bond	6.000%	6/1/11	5,260,000	CAD	5,469,207
Government of Canada, Notes	2.000%	9/1/12	17,150,000	CAD	17,790,007
Province of Ontario	6.250%	6/16/15	730,000	NZD	587,681

Total Canada					23,846,895

Hungary - 1.9%
Hungary Government Bond	5.500%	2/12/16	2,301,000,000	HUF	11,590,272

Indonesia - 2.9%
Government of Indonesia, Senior Bond	11.000%	11/15/20	24,980,000,000	IDR	3,434,468
Government of Indonesia, Senior Bond	9.500%	7/15/23	16,320,000,000	IDR	2,000,606
Government of Indonesia, Senior Bond	10.000%	9/15/24	94,020,000,000	IDR	11,845,818

Total Indonesia					17,280,892

Korea - 4.3%
Korea Treasury Bond	5.750%	9/10/18	25,920,000,000	KRW	25,613,979

Malaysia - 4.6%
Government of Malaysia	3.756%	4/28/11	26,205,000	MYR	8,662,839
Government of Malaysia	3.833%	9/28/11	5,900,000	MYR	1,961,239
Government of Malaysia	3.718%	6/15/12	52,105,000	MYR	17,359,003

Total Malaysia					27,983,081

Mexico - 2.9%
Mexican Bonos, Bonds	8.500%	5/31/29	199,370,000	MXN	17,199,512

New Zealand - 2.4%
Government of New Zealand	6.000%	4/15/15	11,984,000	NZD	9,695,803
Government of New Zealand	6.000%	5/15/21	6,245,000	NZD	4,880,770

Total New Zealand					14,576,573

Norway - 4.0%
Government of Norway	6.000%	5/16/11	52,415,000	NOK	9,517,205
Government of Norway, Bonds	6.500%	5/15/13	74,310,000	NOK	14,433,185

Total Norway					23,950,390

Poland - 5.8%
Republic of Poland, Bonds	5.250%	10/25/17	74,695,000	PLN	25,301,077
Republic of Poland, Bonds	5.250%	10/25/20	28,660,000	PLN	9,384,565

Total Poland					34,685,642

South Africa - 2.9%
Republic of South Africa, Bonds	6.750%	3/31/21	136,605,000	ZAR	17,623,802

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
United Kingdom - 4.7%
United Kingdom Gilt	4.250%	3/7/36	17,820,000	GBP	$28,083,129

TOTAL SOVEREIGN BONDS (Cost - $293,494,352)					312,622,604

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.5%
Citigroup Mortgage Alternative Loan Trust, 2007- A4 1A5	5.750%	4/25/37	1,696,437		1,362,266
Countrywide Alternative Loan Trust, 2005-26CB A6	5.500%	7/25/35	2,954,393		2,484,128
Countrywide Alternative Loan Trust, 2005-46CB A20	5.500%	10/25/35	1,285,687		1,036,675
Countrywide Alternative Loan Trust, 2005-J1 3A1	6.500%	8/25/32	800,360		779,775
Countrywide Alternative Loan Trust, 2005-J10 1A16	5.500%	10/25/35	1,740,000		1,336,947
Countrywide Home Loans, 2005-7 A2	5.750%	5/25/37	3,290,000		2,731,799
Countrywide Home Loans, 2007-3 A12	6.000%	4/25/37	2,610,000		2,192,353
Credit Suisse Mortgage Capital Certificates, 2007-2 3A4	5.500%	3/25/37	2,415,000		2,222,831
Credit Suisse Mortgage Capital Certificates, 2008- 2R 1A1	6.000%	7/25/37	2,956,914		2,311,792	(a)
Deutsche Mortgage Securities Inc., 2007-RS8 3A1	5.526%	9/28/36	5,534,125		3,651,078	(a)(b)
Deutsche Mortgage Securities Inc., 2008-RS1 3A1	5.526%	8/28/36	6,392,277		4,189,313	(a)(b)
JPMorgan Alternative Loan Trust, 2008-R2 A1	6.000%	11/25/36	3,139,103		2,435,972	(a)
JPMorgan Alternative Loan Trust, 2008-R4 1A1	6.000%	12/27/36	5,332,534		5,216,764	(a)
MASTR Resecuritization Trust, 2008-1 A1	6.000%	9/27/37	1,357,410		1,212,770	(a)
MASTR Resecuritization Trust, 2008-4 A1	6.000%	6/27/36	4,916,747		4,446,583	(a)(b)
Prime Mortgage Trust, 2006-2 1A14	6.250%	11/25/36	1,285,193		1,095,793
RBSGC Mortgage Pass Through Certificates, 2008- A A1	5.500%	11/25/35	3,269,549		2,598,039	(a)
Thornburg Mortgage Securities Trust, 2005-3 B1	4.509%	10/25/35	2,108,095		393,729	(b)
Thornburg Mortgage Securities Trust, 2005-4 B1	4.796%	12/25/35	813,347		176,116	(b)
WaMu Mortgage Pass-Through Certificates, 2005-6 2A1	5.500%	8/25/35	980,185		931,703
Wells Fargo Mortgage Backed Securities Trust, 2006-12 A2	6.000%	10/25/36	1,310,000		1,309,929
Wells Fargo Mortgage Backed Securities Trust, 2007-11 A36	6.000%	8/25/37	8,915,000		8,420,672
Wells Fargo Mortgage Backed Securities Trust, 2007-11 A88	6.000%	8/25/37	2,692,076		2,696,914
Wells Fargo Mortgage Backed Securities Trust, 2007-11 A90	6.000%	8/25/37	496,986		489,932
Wells Fargo Mortgage Backed Securities Trust, 2007-11 A96	6.000%	8/25/37	1,532,603		1,478,079

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $57,101,758)					57,201,952

CORPORATE BONDS & NOTES - 11.5%
CONSUMER DISCRETIONARY - 2.6%
Media - 2.4%
Comcast Corp., Notes	6.450%	3/15/37	335,000		343,184
Comcast Corp., Senior Notes	6.950%	8/15/37	1,270,000		1,382,628
Comcast Corp., Senior Notes	6.550%	7/1/39	2,200,000		2,281,378
Time Warner Cable Inc., Debentures	7.300%	7/1/38	8,105,000		8,973,459
Viacom Inc., Senior Notes	6.875%	4/30/36	1,385,000		1,516,567

Total Media					14,497,216

Multiline Retail - 0.2%
Target Corp., Senior Notes	6.500%	10/15/37	775,000		871,288

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
TOTAL CONSUMER DISCRETIONARY					$15,368,504

FINANCIALS - 7.5%
Capital Markets - 1.2%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	7,306,000		7,369,043

Commercial Banks - 1.2%
Fifth Third Bancorp, Subordinated Notes	8.250%	3/1/38	6,060,000		7,231,895

Diversified Financial Services - 5.1%
Bank of America Corp., Senior Notes	4.500%	4/1/15	6,475,000		6,723,698
Citigroup Inc., Senior Notes	6.375%	8/12/14	4,915,000		5,433,228
General Electric Capital Corp., Senior Notes	7.625%	12/10/14	1,780,000	NZD	1,466,695
JPMorgan Chase & Co., Senior Notes	1.103%	1/24/14	8,045,000		8,089,473	(b)
Kreditanstalt fuer Wiederaufbau, Senior Notes	6.250%	12/4/19	5,859,000	AUD	6,018,118
Svensk Exportkredit AB, Senior Notes	7.625%	6/30/14	3,290,000	NZD	2,734,246

Total Diversified Financial Services					30,465,458

TOTAL FINANCIALS					45,066,396

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
UnitedHealth Group Inc., Senior Notes	6.625%	11/15/37	2,453,000		2,658,767

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.4%
Cisco Systems Inc., Senior Notes	5.900%	2/15/39	2,695,000		2,796,507

Computers & Peripherals - 0.2%
Dell Inc., Senior Notes	6.500%	4/15/38	1,060,000		1,142,367

Software - 0.4%
Oracle Corp., Senior Notes	6.500%	4/15/38	2,013,000		2,257,684

TOTAL INFORMATION TECHNOLOGY					6,196,558

TOTAL CORPORATE BONDS & NOTES (Cost - $65,423,313)					69,290,225

MUNICIPAL BONDS - 2.3%
Georgia - 1.5%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	5,880,000		5,586,000
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	3,965,000		3,727,655

Total Georgia					9,313,655

New Jersey - 0.8%
New Jersey State Turnpike Authority Revenue, Build America Bonds	7.102%	1/1/41	4,390,000		4,720,962

TOTAL MUNICIPAL BONDS (Cost - $14,320,607)					14,034,617

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.0%
U.S. Government Agencies - 0.9%
Federal National Mortgage Association (FNMA), Notes	6.000%	4/18/36	4,790,000		5,156,167

U.S. Government Obligations - 16.1%
U.S. Treasury Bonds	5.375%	2/15/31	1,240,000		1,418,057
U.S. Treasury Bonds	4.500%	5/15/38	31,320,000		31,412,989
U.S. Treasury Bonds	3.875%	8/15/40	16,325,000		14,608,328
U.S. Treasury Bonds	4.250%	11/15/40	51,535,000		49,288,383

Total U.S. Government Obligations					96,727,757

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $105,906,783)					101,883,924

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $536,246,813)				$555,033,322

SHORT-TERM INVESTMENTS - 8.8%
Repurchase Agreements - 8.8%
Bank of America repurchase agreement dated 3/31/11; Proceeds at maturity - $26,430,256; (Fully collateralized by U.S. government agency obligations, 1.600% due 11/23/15; Market value - $26,987,554)	0.040%	4/1/11	26,430,227	26,430,227
Goldman Sachs & Co. repurchase agreement dated 3/31/11; Proceeds at maturity - $26,430,271; (Fully collateralized by U.S. government agency obligations, 4.000% due 3/16/21; Market value - $26,995,393)	0.060%	4/1/11	26,430,227	26,430,227

TOTAL SHORT-TERM INVESTMENTS (Cost - $52,860,454)				52,860,454

TOTAL INVESTMENTS - 101.1% (Cost - $589,107,267#)				607,893,776
Liabilities in Excess of Other Assets - (1.1)%				(6,596,733)

TOTAL NET ASSETS - 100.0%				$601,297,043

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Charles Street Trust, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the last quoted bid price provided by an independent pricing service that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$312,622,604	—	$312,622,604
Collateralized mortgage obligations	—	57,201,952	—	57,201,952
Corporate bonds & notes	—	69,290,225	—	69,290,225
Municipal bonds	—	14,034,617	—	14,034,617
U.S. government & agency obligations	—	101,883,924	—	101,883,924

Notes to Schedule of Investments (unaudited) (continued)

Total long-term investments	—	$555,033,322	—	$555,033,322
Short-term investments†	—	52,860,454	—	52,860,454

Total investments	—	$607,893,776	—	$607,893,776

Other financial instruments:
Forward foreign currency contracts	—	797,023	—	797,023

Total	—	$608,690,799	—	$608,690,799

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$3,266,223	—	$3,266,223

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(e) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of March 31, 2011, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $3,266,223 If a contingent feature in the Master Agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(f) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$28,032,960
Gross unrealized depreciation	(9,246,451)

Net unrealized appreciation	$18,786,509

At March 31, 2011, the Fund had the following open forward foreign currency contracts:

Notes to Schedule of Investments (unaudited) (continued)

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Turkish Lira	Barclays Bank PLC	37,681,000	$24,236,363	5/10/11	$791,970
Turkish Lira	Barclays Bank PLC	1,835,000	1,180,269	5/10/11	(1,163)
Canadian Dollar	HSBC Bank USA, N.A.	21,000	21,639	5/16/11	511
British Pound	HSBC Bank USA, N.A.	35,715,000	57,245,447	6/2/11	(92,485)
British Pound	HSBC Bank USA, N.A.	1,165,000	1,867,309	6/2/11	(3,646)
British Pound	HSBC Bank USA, N.A.	951,000	1,524,301	6/2/11	(4,193)
Yuan Renminbi	UBS AG	71,180,000	11,031,573	1/13/12	(50,476)
Yuan Renminbi	UBS AG	4,140,000	641,623	1/13/12	(815)

					639,703

Contracts to Sell:
Australian Dollar	HSBC Bank USA, N.A.	2,211,000	2,283,843	4/11/11	4,542
Australian Dollar	HSBC Bank USA, N.A.	2,762,000	2,852,996	4/11/11	(74,424)
Australian Dollar	HSBC Bank USA, N.A.	4,422,000	4,567,686	4/11/11	(196,274)
Australian Dollar	HSBC Bank USA, N.A.	8,548,000	8,829,620	4/11/11	(457,564)
Australian Dollar	HSBC Bank USA, N.A.	38,598,000	39,869,641	4/11/11	(1,754,116)
New Zealand Dollar	Citibank, N.A.	24,236,000	18,405,748	6/9/11	(631,067)

					(3,108,903)

Net unrealized loss on open forward foreign currency contracts					$(2,469,200)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2011.

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Contracts	$797,023	$(3,266,223)	$(2,469,200)

During the period ended March 31, 2011, the volume of derivative activity for the Fund was as follows:

Average market value
Forward foreign currency contracts (to buy)	$121,092,375
Forward foreign currency contracts (to sell)	97,590,535

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date: May 24, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 24, 2011